Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2019
Accrued Liabilities Current and Other Liabilities Current [Abstract]
Schedule of accrued expenses and other current liabilities

	As of March 31,
	2018	2019
	$	$

Accrued payroll	620	822
Accrued housing allowance	548	294
Accrued other social benefit	1,792	1,087
Deposits received from customers	17	25
Unbilled purchases from suppliers	238	35
Accrued audit fee	257	251
Others	510	475
	3,982	2,989